Investments in joint ventures and associates	12 Months Ended
Mar. 31, 2018
Interests In Other Entities [Abstract]
Investments in joint ventures and associates
Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control, but instead exercise joint control or significant influence.

A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2018			2017
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,776	307	2,083	84	313	397
Exchange adjustments	(19)	7	(12)	16	19	35
Additions	65	64	129	74	63	137
Acquisition of stake in Quadgas HoldCo Limited	—	—	—	1,611	—	1,611
Capitalisation of shareholder loan to Quadgas HoldCo Limited	69	—	69	—	—	—
Impairment charge against investment in Quadgas HoldCo Limited	(213)	—	(213)	—	—	—
Share of post-tax results for the year	147	26	173	15	48	63
Share of other comprehensive income of associates, net of tax	147	—	147	—	—	—
Dividends received	(170)	(43)	(213)	(24)	(75)	(99)
Other movements	5	—	5	—	(61)	(61)
Share of net assets at 31 March	1,807	361	2,168	1,776	307	2,083

A list of joint ventures and associates including the name and proportion of ownership is provided in note 32.

Further information on the Group’s acquisition of an associate interest in Quadgas HoldCo Limited is provided in note 9 and opposite.

On 1 May 2018, the Group announced that it had entered into the Remaining Acquisition Agreement (RAA) with Quadgas Investments BidCo Limited (the Consortium) regarding the potential sale of its remaining 25% interest in Quadgas HoldCo Limited, the holding company for Cadent Gas Limited. The RAA contains both put and call options for both the Group and the Consortium that can be exercised in the period between 1 March 2019 and 31 October 2019 (subject to giving six months’ notice) for cash proceeds of approximately £1.2 billion.

The nature of the contractual arrangements in the RAA are substantially the same as those within the Further Acquisition Agreement (FAA), which also contains put and call options that can be exercised by either party during the same time-frame.

The carrying value of the Group’s equity interest in Quadgas HoldCo Limited at 31 March 2017 was £1.6 billion, reflecting our best estimate of the fair value of that stake, as it was treated as an asset acquired at fair value following the disposal of a controlling interest in the UK Gas Distribution business.

As set out in note 16, at 31 March 2018 we recognised a derivative financial asset of £110 million relating to the FAA agreement. In addition, an impairment review of the Group’s interests in Quadgas HoldCo Limited, (comprising the FAA derivative, a 39% equity interest and £352 million in shareholder loans), was undertaken, comparing the aggregated carrying value of these interests against the future dividend income and proceeds we would expect to receive under the FAA and RAA. This resulted in a charge of £213 million, recorded as impairment against the carrying value of the equity. The impairment largely offsets pension accounting gains, and the recognition of the FAA derivative asset.

Following recognition of the FAA derivative asset and the impairment charge, the aggregate carrying value of Group’s interests associated with Quadgas HoldCo Limited is £2.1 billion, which is close to our original assessment of fair market value as determined at 31 March 2017. Of this, £1.6 billion relates to our equity interest.

In 2017 the Group first entered into an arrangement with San Francisco-based Sunrun Neptune Investor 2016 LLC, a leading US provider of residential solar energy systems to provide investment capital. In the period to 31 March 2018, the Group invested £38 million (2017: £41 million) alongside Sunrun into a newly incorporated partnership vehicle. The investment is classified as an associate as the Group has significant influence over the activities of the partnership vehicle. The fair value gain on this investment of £7 million has been reflected within the share of post-tax results for the year.

The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments of £120 million (2017: £235 million) in relation to joint ventures.

Outstanding balances with joint ventures and associates are shown in note 29.

At 31 March 2018, the Group had one material joint venture, being its 50% equity stake in BritNed Development Limited, and one material associate being its 39% equity stake in Quadgas HoldCo Limited.

15. Investments in joint ventures and associates continued

BritNed Development Limited (joint venture)
BritNed Development Limited is a joint venture with transmission system operator TenneT and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011.

BritNed Development Limited has a reporting period end of 31 December with monthly management reporting information provided to National Grid. Summarised financial information of this joint venture, as at 31 March, together with the carrying amount of the investment in the consolidated financial statements is as follows:

	2018	2017
	£m	£m
Statement of financial position – BritNed Development Limited
Non-current assets	390	392
Cash and cash equivalents	50	45
All other current assets	4	1
Non-current liabilities	(10)	(10)
Current liabilities	(28)	(20)
Equity	406	408
Carrying amount of the Group’s investment (National Grid ownership 50%)	203	204

	2018	2017
	£m	£m
Income statement – BritNed Development Limited
Revenue	429	399
Depreciation and amortisation	(13)	(13)
Other costs	(324)	(257)
Operating profit	92	129
Income tax expense	(20)	(23)
Profit for the year	72	106
Group’s share of profit (National Grid ownership 50%)	36	53

Quadgas HoldCo Limited (associate)
As set out in note 9, on disposal of the Group’s interest in the UK Gas Distribution business, the Group retained an equity interest in UK Gas Distribution through its parent, Quadgas HoldCo Limited, and a shareholder loan asset of £0.4 billion (see note 14).

The Group has the power to appoint 4 of the 12 members of the board of Quadgas HoldCo Limited, which confers significant influence, but not joint control. In general, the key strategic, operational and financial decisions can be effected by a simple majority of votes. However, in limited circumstances, certain decisions require the consent of both parties. While these circumstances are not expected to occur regularly, given the rights conferred, and in view of the Group’s equity stake, the investment has been accounted for as an equity investment in an associate.

The Group initially recognised its 39% interest in Quadgas HoldCo Limited at fair value, being the market price of the investment as at 31 March 2017. The FAA was signed concerning a 14% interest in Quadgas HoldCo Limited, which contains put and call options for both the Group and the Consortium that can be exercised in the period between 1 March 2019 and 31 October 2019. The FAA is accounted for as a derivative financial instrument (see notes 16 and 30(f)).

Quadgas HoldCo Limited is an unlisted entity, and so no quoted price exists. The fair value on initial recognition was determined with reference to the equity value of the business implicit in the sale transaction, adjusted to reflect a deduction for the estimated premium paid for control by the Consortium. In assigning value to the retained interests, the Group valued 14% of its 39% interest based on the price implied by the FAA. The deduction for control premium was applied to the residual 25% interest.

15. Investments in joint ventures and associates continued

The Group has completed a purchase price allocation exercise for its interest in Quadgas HoldCo Limited. There were adjustments arising from the finalisation of the purchase price allocation. A £33 million loss was recognised relating to the completion accounts settlement, resulting in a £20 million payment being made to Quadgas BidCo Limited.

The fair values of the assets and liabilities of Quadgas HoldCo Limited as at 31 March 2017, as previously reported, are set out below, along with the reconciliation to the carrying value of the investment in the associate at that date:

2017
£m
Statement of financial position – Quadgas HoldCo Limited (as previously reported)
Non-current assets	15,559
Current assets	299
Non-current liabilities	(10,408)
Current liabilities	(519)
Equity	4,931
Proportion of the Group’s ownership interest in associate	1,923
Discount for non-controlling interest	(312)
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)	1,611
Summarised financial information of this associate (incorporating the purchase price allocation completion adjustments), as at 31 March, together with the carrying amount of the investment in the consolidated financial statements is as follows:

	2018	2017
	£m	£m
Statement of financial position – Quadgas HoldCo Limited
Non-current assets	16,735	16,047
Current assets	427	299
Non-current liabilities	(11,195)	(10,864)
Current liabilities	(534)	(551)
Equity	5,433	4,931
Proportion of the Group’s ownership interest in associate	2,119	1,923
Discount for non-controlling interest (arising on initial acquisition)	(312)	(312)
Impairment charge against investment	(213)	—
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)	1,594	1,611
The sale of the previously owned subsidiary and subsequent acquisition of the 39% equity interest occurred (see note 9) on 31 March 2017. All profit or loss impact for the year ended 31 March 2017 is disclosed as discontinued operations. The summarised income statement for the year ended 31 March 2018 is set out below:

2018
£m
Income statement – Quadgas HoldCo Limited
Revenue	1,468
Depreciation and amortisation	(378)
Other costs	(423)
Operating profit	667
Net interest payable	(272)
Income tax expense	(76)
Profit for the year	319
Group’s share of profit (National Grid ownership 39%)	124
Subsidiary undertakings, joint ventures and associates

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2018 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly-owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US) Holdings Limited, National Grid Holdings One plc and NGG Finance plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements.

Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown.

Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).

Beegas Nominees Limited
Birch Sites Limited
Carbon Sentinel Limited
Droylsden Metering Services Limited
Gridcom Limited
Icelink Interconnector Limited
Landranch Limited
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Natgrid Limited
NatGrid One Limited
NatgridTW1 Limited
National Grid Belgium Limited
National Grid Blue Power Limited
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Four Limited
National Grid Fourteen Limited
National Grid Gas Holdings Limited
National Grid Gas plc
National Grid Grain LNG Limited
National Grid Holdings Limited
National Grid Holdings One plc
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited
National Grid Metering Limited
National Grid North Sea Link Limited
National Grid Offshore Limited (previously Cadent Services Limited)*
National Grid Property Holdings Limited
National Grid Seventeen Limited
National Grid Smart Limited
National Grid Ten
National Grid Thirty Five Limited
National Grid Thirty Four Limited (previously Cadent Gas Limited)*
National Grid Thirty Six Limited (previously Cadent Finance Limited)*
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty-Five Limited
National Grid Twenty Seven Limited
National Grid Twenty Three Limited
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid (US) Holdings Limited
National Grid (US) Investments 2 Limited
National Grid (US) Investments 4 Limited
National Grid (US) Partner 1 Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NG Shetland Link Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
NGT Telecom No. 1 Limited
NGT Two Limited
Port Greenwich Limited
Stargas Nominees Limited
Supergrid Electricity Limited
Supergrid Energy Transmission Limited
Supergrid Limited
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[1]

1.	Registered office: Shire Hall, PO Box 9, Warwick CV34 4RL, UK

*	Change of name effective from 2 May 2017
32. Subsidiary undertakings, joint ventures and associates continued

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).

Boston Gas Company[1]
British Transco Capital Inc.
British Transco Finance, Inc.
Broken Bridge Corp.[2]
Colonial Gas Company[1]
EUA Energy Investment Corporation[1]
GridAmerica Holdings Inc.
Grid NY LLC[3]
KeySpan CI Midstream Limited
KeySpan Corporation[3]
KeySpan Energy Corporation[3]
KeySpan Energy Services Inc.
KeySpan Gas East Corporation[3]
KeySpan International Corporation
KeySpan MHK, Inc.
KeySpan Midstream Inc.
KeySpan Plumbing Solutions, Inc.[3]
KSI Contracting, LLC
KSI Electrical, LLC
KSI Mechanical, LLC
Land Management & Development, Inc.[3]
Landwest, Inc.[3]
Massachusetts Electric Company[1]
Metro Energy, LLC[3]
Metrowest Realty LLC
Mystic Steamship Corporation
Nantucket Electric Company[1]
National Grid Algonquin LLC
National Grid Connect Inc.
National Grid Development Holdings Corp.
National Grid Electric Services, LLC[3]
National Grid Energy Management, LLC
National Grid Energy Services LLC
National Grid Energy Trading Services LLC[3]
National Grid Engineering & Survey Inc.[3]
National Grid Generation LLC[3]
National Grid Generation Ventures LLC[3]
National Grid Glenwood Energy Center, LLC
National Grid Green Homes Inc.
National Grid IGTS Corp.[3]
National Grid Insurance USA Ltd[3]
National Grid Islander East Pipeline LLC
National Grid LNG GP LLC
National Grid LNG LLC
National Grid LNG LP LLC
National Grid Millennium LLC
National Grid NE Holdings 2 LLC[1]
National Grid North America Inc.
National Grid North East Ventures Inc.
National Grid Port Jefferson Energy Center LLC
National Grid Services Inc.
National Grid Technologies Inc.[3]
National Grid Transmission Services Corporation[1]
National Grid US 6 LLC
National Grid US LLC
National Grid USA
National Grid USA Service Company, Inc.[3]
Nees Energy, Inc.[1]
New England Electric Transmission Corporation[2]
New England Energy Incorporated[1]
New England Hydro Finance Company, Inc. (53.704%)[1]
New England Hydro-Transmission Corporation (53.704%)[2]
New England Hydro-Transmission Electric Company Inc. (53.704%)[1]
New England Power Company[1]
Newport America Corporation[4]
NGNE LLC
Niagara Mohawk Energy, Inc.
Niagara Mohawk Holdings, Inc.[3]
Niagara Mohawk Power Corporation[3]
NM Properties, Inc.[3]
North East Transmission Co., Inc.
Opinac North America, Inc.
Philadelphia Coke Co., Inc.
Port of the Islands North, LLC[3]
The Brooklyn Union Gas Company[3]
The Narragansett Electric Company[4]
Transgas, Inc.[1]
Upper Hudson Development Inc.[1]
Valley Appliance and Merchandising Company[4]
Vermont Green Line Devco, LLC (90%)
Wayfinder Group, Inc.[1]

Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia

National Grid Australia Pty Limited

Incorporated in Canada
Registered office: 1959 Upper Water Street, Suite 800, Halifax NS, B3J 2X2, Canada

KeySpan Energy Development Co.

Incorporated in the Cayman Islands
Registered office: c/o KPMG, PO Box 493, 2nd Floor, Century Yard, Cricket Square, Grand Cayman KY1-1106, Cayman Islands

British Transco Finance (No 1) Limited*
British Transco Finance (No 2) Limited*

Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK (unless stated otherwise in footnotes)

Lattice Telecom Finance (No 1) Limited[5]*
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited

Incorporated in Jersey
Registered office: 44 Esplanade, St Helier, Jersey JE4 9WG, UK

National Grid Jersey Investments Limited
NG Jersey Limited

Incorporated in the Netherlands
Registered office: Westblaak 89, 3012 KG Rotterdam, PO Box 21153,
3001 AD, Rotterdam, Netherlands
British Transco International Finance B.V.

Registered office: Prins Bernhardplein 200, 1097 JB, Amsterdam, Netherlands
National Grid Holdings B.V.

Incorporated in the Republic of Ireland
Registered office: Third Floor, The Metropolitan Building, James Joyce Street, Dublin 1, Ireland

National Grid Insurance Company (Ireland) Designated Activity Company

1.	Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, Suffolk County, USA.

2.	Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, Merrimack County, USA.

3.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207-2543, Albany County, USA.

4.	Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, Kent County, USA.

5.	Registered office: Heritage Court, 41 Athol Street, Douglas, IM99 1HN, Isle of Man, UK.

*	In liquidation.

32. Subsidiary undertakings, joint ventures and associates continued

Joint ventures
A list of the Group’s joint ventures as at 31 March 2018 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting. Principal joint ventures are identified in bold.

Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
Joint Radio Company Limited (50%)[1]**
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†
St William Homes LLP (50%)[2]

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).

Clean Energy Generation, LLC (50%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[3]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)
Swan Lake North Holdings LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291, Paris La Defense, CEDEX, France

IFA2 SAS (50%)

Associates
A list of the Group’s associates as at 31 March 2018 is given below. All associates are included in the Group’s financial statements using the equity method of accounting. Principal associates are identified in bold.

Incorporated in England and Wales
Registered office: Ashbrook Court, Prologis Park, Central Boulevard, Coventry CV7 8PE, UK

Quadgas HoldCo Limited (39%)

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).

Algonquin Gas Transmission, LLC (20%)[3]
Clean Line Energy Partners LLC (32%)
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power, Inc. (26%)[5]
Energy Impact Fund LP (9.7%)[6]
KHB Venture LLC (33%)[7]
Maine Yankee Atomic Power Company (24%)[8]
Millennium Pipeline Company, LLC (26.25%)[3]
New York Transco LLC (28.3%)[9]
Nysearch RMLD, LLC (22.63%)
Sunrun Neptune Investor 2016 LLC[3]***
Yankee Atomic Electric Company (34.5%)[10]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium

Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2018 is given below.

Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK

Energis plc (33.06%)‡

1.	Registered office: Friars House, Manor House Drive, Coventry CV1 2TE, UK.

2.	Registered office: Berkeley House, 19 Portsmouth Road, Cobham, Surrey KT11 1JG, UK.

3.	Registered office: Corporation Trust Company, 1209 Orange, Wilmington DE 19808, New Castle County, USA.

4.	Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424, USA.

5.	Registered office: 507 Plum Street, PO Box 5001, Syracuse NY 13250, USA.

6.	Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, Sussex County, USA.

7.	Registered office: De Maximus Inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.

8.	Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.

9.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.

10.	Registered office: Brian Smith, 49 Yankee Road, Rowe MA 01367, USA.

*	National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.

**	National Grid Gas plc owns all £1.00 A Ordinary shares.

***	National Grid Green Homes Inc owns 1,000 Class A Membership Interests.

†	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.

‡	In administration.

Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.